Fees Summary	Jul. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 307,655,795.00
Total Fee Amount	42,487.27
Total Offset Amount	0.00
Net Fee	$ 42,487.27
Offering Table N/A
Offset Table N/A	N/A